Administrative Expenses - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	$ 142,277	$ 128,449	$ 121,994
Raymond James Financial Services
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	92,302	86,499	82,400
Smith Leonard PLLC
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	0	1,000	2,000
GreerWalker LLP
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	28,600	27,000	25,000
Empower Annuity Insurance Company of America
Employee Benefit Plan, Administrative Expenses [Line Items]
Administrative fees	$ 21,375	$ 13,950	$ 12,594